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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL  60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                        Evanston, IL   May 16, 2011
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total:   $354,445
                                        (thousands)

List of Other Included Managers:  NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                   VOTING AUTHORITY
           NAME OF           TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
           ISSUER              CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
* AIRGAS INC                 COM      009363102   27,232   436,000  SH         SOLE               436,000
* AIRGAS INC                 COM      009363102   12,492   200,000  SH CALL    SOLE               200,000
*ALCON INC                   COM SHS  H01301102   42,680   261,201  SH         SOLE               261,201
*BUCYRUS INTL INC            COM      118759109   11,093   124,082  SH         SOLE               124,082
*COMPELLENT TECHNOLOGIES INC COM      20452A108   11,535   418,100  SH         SOLE               418,100
* GENZYME CORP               COM      372917104   44,656   627,190  SH         SOLE               627,190
* GENZYME CORP               COM      372917104  100,712 1,414,500  SH CALL    SOLE             1,414,500
* GENZYME CORP               COM      372917104   44,642   627,000  SH PUT     SOLE               627,000
*SONIC SOLUTIONS             COM      835460106   14,512   967,456  SH         SOLE               967,456
*TENET HEALTHCARE CORP       COM      88033G100   28,923 4,323,271  SH         SOLE             4,323,271
*TENET HEALTHCARE CORP       COM      88033G100   15,908 2,377,900  SH PUT     SOLE             2,377,900